Real Estate and Other Assets Acquired in Settlement of Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of real estate and other assets acquired in settlement of loans
Total other real estate owned	$ 29,729	$ 22,997
Less valuation allowance for other real estate owned	(6,137)	(6,977)
Total other real estate owned and repossessed assets	23,592	16,020	20,168
Commercial [Member]
Summary of real estate and other assets acquired in settlement of loans
Total other real estate owned	329	17
Real estate construction - residential [Member]
Summary of real estate and other assets acquired in settlement of loans
Total other real estate owned	112	307
Real estate construction - commercial [Member]
Summary of real estate and other assets acquired in settlement of loans
Total other real estate owned	13,392	13,650
Real estate mortgage - residential [Member]
Summary of real estate and other assets acquired in settlement of loans
Total other real estate owned	1,227	2,121
Real estate mortgage - commercial [Member]
Summary of real estate and other assets acquired in settlement of loans
Total other real estate owned	14,201	6,623
Repossessed assets [Member]
Summary of real estate and other assets acquired in settlement of loans
Total other real estate owned	$ 468	$ 279